OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Operating Leases
SCHEDULE OF LEASE EXPENSES

The components of lease expense were as follows for each of the periods presented:

	December 31, 2024	December 31, 2023	December 31, 2022
Operating lease expense	$700,064	472,777	$353,997
Short-term lease expense	186,577	939,500	1,061,609
Total operating lease costs	886,641	1,412,277	1,415,606
Other information
Operating cash flows used in operating leases	373,680	373,680	323,099
Weighted average remaining lease term (in years)	1.83	2.00	1.38
Weighted average discount rate	10%	10%	6%

SCHEDULE OF OPERATING FUTURE LEASE PAYMENTS

Future lease payments included in the measurement of operating lease liabilities as of December 31, 2024 is as follows:

December 31, 2024
2025	$586,107
2026	302,945
2027	81,193
970,245
Less: discount on operating lease liabilities	(88,606)
Present value of operating lease liabilities	881,639
Less: Current portion of operating lease liabilities	556,756
Non-current portion of operating lease liabilities	324,883